7. CAPITAL AND RESERVES: Schedule of continuity of warrants (Details) - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants, Outstanding, Number of Options		40,857,000	35,863,334	24,943,334
Warrants, Outstanding, Number of Options Issued		10,170,000	13,631,000	10,920,000
Warrants, Outstanding, Number of Options Exercised		0	(4,573,000)	0
Warrants, Outstanding, Number of Options Expired		(16,390,000)	(4,064,334)	0
Warrants, Outstanding, Number of Options		34,637,000	40,857,000	35,863,334
Warrants, Weighted Average Exercise Price		$ 0.22	$ 0.23	$ 0.27
Warrants, Weighted Average Exercise Price, Issued		0.15	0.15	0.15
Warrants, Weighted Average Exercise Price, Exercised		0	0.15	0
Warrants, Weighted Average Exercise Price, Expired		0.33	0.15	0
Warrants, Weighted Average Exercise Price		$ 0.15	$ 0.22	$ 0.23
Warrants, Weighted Average Contractual Life		1 year 6 months	1 year 5 months 23 days
Option 1
Warrants, Expiry Date		Mar. 28, 2017
Warrants, Exercise Price		$ 0.40
Warrants, Number of Options		4,000,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(4,000,000)
Warrants, Number of Options		0	4,000,000
Option 2
Warrants, Expiry Date		Aug. 22, 2017
Warrants, Exercise Price		$ 0.40
Warrants, Number of Options		4,400,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(4,400,000)
Warrants, Number of Options		0	4,400,000
Option 3
Warrants, Expiry Date		Oct. 04, 2017
Warrants, Exercise Price		$ 0.25
Warrants, Number of Options		7,990,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(7,990,000)
Warrants, Number of Options		0	7,990,000
Option 4
Warrants, Expiry Date		Jul. 14, 2018
Warrants, Exercise Price		$ 0.15
Warrants, Number of Options		10,920,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		10,920,000	10,920,000
Option 5
Warrants, Expiry Date		Jul. 04, 2019
Warrants, Exercise Price		$ 0.15
Warrants, Number of Options		13,547,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		13,547,000	13,547,000
Option 6
Warrants, Expiry Date		Jul. 12, 2020
Warrants, Exercise Price		$ 0.15
Warrants, Number of Options		0
Warrants, Number of Options Issued		10,170,000
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		10,170,000	0
Option 7
Warrants, Expiry Date	[1]		Sep. 24, 2016
Warrants, Exercise Price	[1]		$ 0.15
Warrants, Number of Options	[1]	0	5,720,000
Warrants, Number of Options Issued	[1]		84,000
Warrants, Number of Options Exercised	[1]		(4,354,000)
Warrants, Number of Options Expired	[1]		(1,450,000)
Warrants, Number of Options	[1]		0	5,720,000
Option 8
Warrants, Expiry Date			Oct. 15, 2016
Warrants, Exercise Price			$ 0.15
Warrants, Number of Options		0	2,833,334
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			(219,000)
Warrants, Number of Options Expired			(2,614,334)
Warrants, Number of Options			0	2,833,334
Option 9
Warrants, Expiry Date			Mar. 28, 2017
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		4,000,000	4,000,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			4,000,000	4,000,000
Option 10
Warrants, Expiry Date			Aug. 22, 2017
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		4,400,000	4,400,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			4,400,000	4,400,000
Option 11
Warrants, Expiry Date			Oct. 04, 2017
Warrants, Exercise Price			$ 0.25
Warrants, Number of Options		7,990,000	7,990,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			7,990,000	7,990,000
Option 12
Warrants, Expiry Date			Jul. 14, 2018
Warrants, Exercise Price			$ 0.15
Warrants, Number of Options		10,920,000	10,920,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			10,920,000	10,920,000
Option 13
Warrants, Expiry Date			Jul. 04, 2019
Warrants, Exercise Price			$ 0.15
Warrants, Number of Options		13,547,000	0
Warrants, Number of Options Issued			13,547,000
Warrants, Number of Options			13,547,000	0
Option 14
Warrants, Expiry Date				Sep. 24, 2016
Warrants, Exercise Price				$ 0.15
Warrants, Number of Options			5,720,000	5,720,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				5,720,000
Option 15
Warrants, Expiry Date				Oct. 15, 2016
Warrants, Exercise Price				$ 0.15
Warrants, Number of Options			2,833,334	2,833,334
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				2,833,334
Option 16
Warrants, Expiry Date				Mar. 28, 2017
Warrants, Exercise Price				$ 0.40
Warrants, Number of Options			4,000,000	4,000,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				4,000,000
Option 17
Warrants, Expiry Date				Aug. 22, 2017
Warrants, Exercise Price				$ 0.40
Warrants, Number of Options			4,400,000	4,400,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				4,400,000
Option 18
Warrants, Expiry Date				Oct. 04, 2017
Warrants, Exercise Price				$ 0.25
Warrants, Number of Options			7,990,000	7,990,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				7,990,000
Option 19
Warrants, Expiry Date				Jul. 14, 2018
Warrants, Exercise Price				$ 0.15
Warrants, Number of Options			10,920,000	0
Warrants, Number of Options Issued				10,920,000
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				10,920,000

[1]	(1)The warrants were issued as a result of 84,000 finder’s options being exercised.